RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Jun. 30, 2025	Mar. 31, 2025
Statement [Line Items]
Balances due to related parties	$ 353,442	$ 278,238
Thomas Wilson (CFO Fees) [Member]
Statement [Line Items]
Balances due to related parties	1,099	5,496
Hunter Dickinson Services Inc.
Statement [Line Items]
Balances due to related parties	338,341	242,569
United Mineral Services Ltd.
Statement [Line Items]
Balances due to related parties	$ 14,002	$ 30,173